SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Location
	Year ended December 31,
	2021	2022	2023

United States	$253,811	$312,816	$393,355
Israel	7,416	6,302	6,784
United Kingdom	35,530	41,297	45,751
Europe, the Middle East and Africa *)	120,382	130,745	173,203
Other	85,778	100,550	132,795

	$502,917	$591,710	$751,888

Schedule of Long-Lived Assets by Geographic Location
	December 31,
	2022	2023

United States	$5,353	$4,635
Israel	41,948	33,898
United Kingdom	4,858	3,118
Europe, the Middle East and Africa *)	525	747
Other	8,647	6,282

	$61,331	$48,680